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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 2, 2011
                                      FOR
               PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                      PUTNAM CAPITAL MANAGER VARIABLE LIFE

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2010. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2010)

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                 0.45%              1.24%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2010)

                                                    DISTRIBUTION
                                                       AND/OR                                ACQUIRED
                                                       SERVICE                              FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER                AND
UNDERLYING FUND:                      FEES              FEES             EXPENSES            EXPENSES
----------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American
  Government Income Fund --
  Class IA                             0.400%             N/A               0.200%                N/A
 Putnam VT Diversified Income
  Fund -- Class IA                     0.550%             N/A               0.190%                N/A
 Putnam VT Equity Income Fund
  --Class IA                           0.480%             N/A               0.170%              0.050%
 Putnam VT George Putnam
  Balanced Fund -- Class IA            0.530%             N/A               0.210%                N/A
 Putnam VT Global Asset
  Allocation Fund -- Class IA          0.600%             N/A               0.270%              0.020%
 Putnam VT Global Equity Fund
  --Class IA                           0.700%             N/A               0.210%                N/A
 Putnam VT Global Health Care
  Fund -- Class IA                     0.630%             N/A               0.190%                N/A
 Putnam VT Global Utilities
  Fund --Class IA                      0.630%             N/A               0.190%                N/A
 Putnam VT Growth and Income
  Fund -- Class IA                     0.480%             N/A               0.150%                N/A
 Putnam VT Growth
  Opportunities Fund -- Class
  IA                                   0.560%             N/A               0.370%                N/A
 Putnam VT High Yield Fund --
  Class IA                             0.570%             N/A               0.180%                N/A
 Putnam VT Income Fund --
  Class IA                             0.400%             N/A               0.190%                N/A
 Putnam VT International
  Equity Fund -- Class IA              0.700%             N/A               0.190%                N/A
 Putnam VT International
  Growth Fund -- Class IA              0.930%             N/A               0.310%                N/A
 Putnam VT International
  Value Fund -- Class IA               0.700%             N/A               0.210%                N/A
 Putnam VT Investors Fund --
  Class IA                             0.560%             N/A               0.170%                N/A
 Putnam VT Money Market Fund
  --Class IA                           0.290%             N/A               0.160%                N/A
 Putnam VT Multi-Cap Growth
  Fund -- Class IA                     0.560%             N/A               0.190%                N/A
 Putnam VT Research Fund --
  Class IA                             0.560%             N/A               0.250%                N/A
 Putnam VT Small Cap Value
  Fund - - Class IA                    0.630%             N/A               0.190%              0.090%
 Putnam VT Voyager Fund --
  Class IA                             0.560%             N/A               0.160%              0.020%

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER         TOTAL ANNUAL
                                     ANNUAL              AND/OR          FUND OPERATING
                                   OPERATING            EXPENSE          EXPENSES AFTER
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT         FEE WAIVER
-----------------------------  ----------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American
  Government Income Fund --
  Class IA                             0.600%                N/A               0.600%
 Putnam VT Diversified Income
  Fund -- Class IA                     0.740%                N/A               0.740%
 Putnam VT Equity Income Fund
  --Class IA                           0.700%                N/A               0.700%
 Putnam VT George Putnam
  Balanced Fund -- Class IA            0.740%                N/A               0.740%
 Putnam VT Global Asset
  Allocation Fund -- Class IA          0.890%                N/A               0.890%
 Putnam VT Global Equity Fund
  --Class IA                           0.910%                N/A               0.910%
 Putnam VT Global Health Care
  Fund -- Class IA                     0.820%                N/A               0.820%
 Putnam VT Global Utilities
  Fund --Class IA                      0.820%                N/A               0.820%
 Putnam VT Growth and Income
  Fund -- Class IA                     0.630%                N/A               0.630%
 Putnam VT Growth
  Opportunities Fund -- Class
  IA                                   0.930%              0.070%              0.860%  (1)
 Putnam VT High Yield Fund --
  Class IA                             0.750%                N/A               0.750%
 Putnam VT Income Fund --
  Class IA                             0.590%                N/A               0.590%
 Putnam VT International
  Equity Fund -- Class IA              0.890%                N/A               0.890%
 Putnam VT International
  Growth Fund -- Class IA              1.240%              0.010%              1.230%  (1)
 Putnam VT International
  Value Fund -- Class IA               0.910%                N/A               0.910%
 Putnam VT Investors Fund --
  Class IA                             0.730%                N/A               0.730%
 Putnam VT Money Market Fund
  --Class IA                           0.450%                N/A               0.450%
 Putnam VT Multi-Cap Growth
  Fund -- Class IA                     0.750%                N/A               0.750%
 Putnam VT Research Fund --
  Class IA                             0.810%                N/A               0.810%
 Putnam VT Small Cap Value
  Fund - - Class IA                    0.910%                N/A               0.910%
 Putnam VT Voyager Fund --
  Class IA                             0.740%                N/A               0.740%

NOTES

(1) Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2012. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IA                       capital as its secondary objective
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IA (1)                        diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC Putnam
  -- Class IA                            preservation of capital                      Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC Putnam
  IA+                                                                                 Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC Putnam
  Class IA                                                                            Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  Class IA                               secondary objective                          Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA                                     Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA (2)
 Putnam VT Research Fund -- Class IA     Capital appreciation                         Putnam Investment Management, LLC Putnam
                                                                                      Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC

+ Closed to all Premium Payments and transfers of account value for all policies issued on or after 5/1/06.

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NOTES

(1)  Formerly Putnam VT The George Putnam Fund of Boston -- Class IA

(2)  Formerly Putnam VT New Opportunities Fund -- Class IA

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2010, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5,168,525 (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 3, 1997 version of the prospectus for more information or contact Us.

4. SAFE HAVEN PROGRAM

The following replaces the "Safe Haven Program" section under the OTHER BENEFITS section of the prospectus:

SAFE HAVEN PROGRAM

If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. Then investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you and your beneficiary. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.

5. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2010, Hartford and its affiliates paid approximately $5.6 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2010, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $900 thousand in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

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6. DEATH BENEFITS AND POLICY VALUES

The following is added to the "Death Benefits and Policy Values" section of the prospectus:

VALID DEATH CLAIMS: The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.

7. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

HV-8106

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